Stockholders' equity and dividend payment, Stockholders' equity (Details)		12 Months Ended
		Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 shares	Jan. 31, 2017 $ / shares
Common Stock [Abstract]
Number of vote per common stock | Vote		1
Common Stock [Member]
Stockholders' Equity [Abstract]
Issued, Beginning balance (in shares)		142,700,046	142,417,407
Restricted stock issued (in shares)		790,571	1,175,136
Conversion of convertible bonds (in shares)		4,390,025
Retirement of treasury shares (in shares)		(1,061,241)	(892,497)
Issued, Ending balance (in shares)		146,819,401	142,700,046
Par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Shares to be issued assuming conversion of convertible notes due in 2021 (in shares)	[1]	31,141,489
Number of shares authorized for issue (in shares)		250,000,000
Preference Shares [Member]
Stockholders' Equity [Abstract]
Par value (in dollars per share) | $ / shares		$ 0.01

[1]	Assuming the maximum fundamental change conversion rate.